Acquisitions - Additional Information (Detail) (Infocomm Asia Holdings Pte Ltd)	1 Months Ended		12 Months Ended
	Aug. 15, 2012	Jul. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Percentage of ownership interest	20.00%	20.00%	80.00%
Sale of ownership under agreement		60.00%
Preferred Class A
Business Acquisition [Line Items]
Preferred stock shares owned			5,982,230
Preferred Class B
Business Acquisition [Line Items]
Preferred stock shares owned			1,208,881